Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Disclosure of net employee benefit liability	The following table summarises our non-current employee benefit liabilities as at the dates presented:

	Year ended 31 December
	2025			2024
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Retirement benefit obligation	53	65	118	55	82	137
Other employee benefit liabilities	—	32	32	—	35	35
Total non-current employee benefit liabilities	53	97	150	55	117	172

Disclosure of expense recognized in consolidated income statement	The following table summarises the expense related to pension plans recognised in the consolidated income statement for the years presented:

	Year ended 31 December
	2025			2024			2023
	GB	Rest of world	Total	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Service cost	—	19	19	—	19	19	—	14	14
Past service (credit)/cost	—	(6)	(6)	(5)	2	(3)	—	(7)	(7)
Net interest cost/ (income)	3	(3)	—	4	(1)	3	(1)	(1)	(2)
Administrative expenses	—	1	1	—	1	1	—	1	1
Total cost	3	11	14	(1)	21	20	(1)	7	6

Disclosure of changes in other comprehensive income	The following table summarises the changes in other comprehensive income related to our pension plans for the years presented:

	Year ended 31 December
	2025			2024			2023
	GB	Rest of world	Total	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Actuarial (gain)/loss on defined benefit obligation arising during the period	(7)	(35)	(42)	(151)	(24)	(175)	39	32	71
Return on plan assets less/(greater) than discount rate	16	9	25	139	(25)	114	65	(28)	37
Net charge to other comprehensive income	9	(26)	(17)	(12)	(49)	(61)	104	4	108

Disclosure of net defined benefit obligation	The following tables summarise the changes in the pension plan benefit obligation and the fair value of plan assets for the periods presented:

	Year ended 31 December
	2025			2024
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Reconciliation of benefit obligation:
Benefit obligation at beginning of plan year	909	596	1,505	1,008	548	1,556
Service cost	—	19	19	—	19	19
Past service (credit)/cost	—	(6)	(6)	(5)	2	(3)
Interest costs on defined benefit obligation	48	19	67	46	18	64
Plan participants’ contributions	—	73	73	—	31	31
Actuarial loss/(gain) – experience	4	(9)	(5)	(1)	(3)	(4)
Actuarial loss/(gain) – demographic assumptions	5	—	5	(1)	—	(1)
Actuarial gain – financial assumptions	(16)	(26)	(42)	(149)	(21)	(170)
Benefit payments	(36)	(78)	(114)	(33)	(73)	(106)
Administrative expenses	—	1	1	—	1	1
Acquisition of CCBPI	—	—	—	—	72	72
Currency translation adjustments	(44)	(15)	(59)	44	2	46
Benefit obligation at end of plan year	870	574	1,444	909	596	1,505

	Year ended 31 December
	2025			2024
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of plan year	854	690	1,544	931	601	1,532
Interest income on plan assets	45	22	67	42	19	61
Return on plan assets (less)/ greater than discount rate	(16)	(9)	(25)	(139)	25	(114)
Plan participants’ contributions	—	73	73	—	31	31
Employer contributions	12	28	40	11	29	40
Benefit payments	(36)	(78)	(114)	(33)	(73)	(106)
Acquisition of CCBPI	—	—	—	—	57	57
Currency translation adjustment	(42)	(11)	(53)	42	1	43
Fair value of plan assets at end of plan year	817	715	1,532	854	690	1,544

Disclosure of defined benefit plans	The following table summarises the retirement benefit status of pension plans as at the dates presented:

	Year ended 31 December
	2025			2024
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Net benefit status:
Present value of obligation	(870)	(574)	(1,444)	(909)	(596)	(1,505)
Fair value of assets	817	715	1,532	854	690	1,544
Net benefit status:	(53)	141	88	(55)	94	39
Retirement benefit surplus (Note 26)	—	206	206	—	176	176
Retirement benefit obligation	(53)	(65)	(118)	(55)	(82)	(137)
The following tables summarise the weighted average actuarial assumptions used to to determine the benefit obligations of pension plans as at the dates presented:

	Year ended 31 December
	2025			2024
	GB	Rest of world	Average	GB	Rest of world	Average
Financial assumptions	%	%	%	%	%	%
Discount rate	5.6	4.6	5.3	5.5	4.2	5.0
Rate of compensation increase	N/A	3.6	3.6	N/A	3.9	3.9
Rate of price inflation	3.0	2.1	2.7	3.1	2.1	2.8

	Year ended 31 December
	2025			2024
Demographic assumptions (weighted average)(A)	GB	Rest of world	Average	GB	Rest of world	Average
Retiring at the end of the reporting period
Male	21.8	19.9	21.3	21.4	19.9	21.0
Female	23.8	23.2	23.7	24.0	23.2	23.8
Retiring 15 years after the end of the reporting period
Male	22.9	20.9	22.4	22.3	20.9	21.9
Female	25.5	24.0	25.1	25.1	24.0	24.8
(A)These assumptions translate into an average life expectancy in years, post-retirement, for an employee retiring at age 65.

Disclosure of sensitivity analysis for actuarial assumptions	The following tables summarise the sensitivity of the defined benefit obligation to changes in the weighted average principal assumptions for the periods presented:

		Year ended 31 December 2025
	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption			Decrease in assumption
Principal assumptions		GB	Rest of world	Average	GB	Rest of world	Average
Discount rate	0.5%	(6.6)	(3.7)	(5.5)	7.2	4.0	5.9
Rate of compensation increase(A)	0.5%	N/A	1.7	0.7	N/A	(1.6)	(0.6)
Rate of price inflation	0.5%	4.8	2.5	3.9	(6.2)	(2.3)	(4.7)
Mortality rates	1 year	2.3	1.4	2.0	(2.4)	(2.0)	(2.2)

		Year ended 31 December 2024
	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption			Decrease in assumption
Principal assumptions		GB	Rest of world	Average	GB	Rest of world	Average
Discount rate	0.5%	(7.2)	(4.2)	(6.0)	7.8	4.6	6.5
Rate of compensation increase(A)	0.5%	N/A	2.1	0.8	N/A	(2.0)	(0.8)
Rate of price inflation	0.5%	5.6	1.5	4.0	(5.0)	(1.4)	(3.6)
Mortality rates	1 year	2.6	1.6	2.2	(2.6)	(1.6)	(2.2)
(A)The compensation increase assumption is no longer applicable to the valuation of the defined benefit obligation associated with the GB Scheme in light of the plan closure effective 31 March 2021.

Disclosure of fair value of plan assets	The following table summarises pension plan assets measured at fair value as at the dates presented:

	Year ended 31 December 2025					Year ended 31 December 2024
	Total	Investments quoted in active markets		Unquoted investments		Total	Investments quoted in active markets		Unquoted investments
		GB	Rest of world	GB	Rest of world		GB	Rest of world	GB	Rest of world
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Equity securities(A)	154	—	154	—	—	193	—	193	—	—
Fixed income securities:(B)
Corporate bonds and notes	268	130	138	—	—	229	127	102	—	—
Government bonds(C)	348	693	73	(418)	—	348	628	75	(355)	—
Cash and other short-term investments(D)	52	43	9	—	—	38	22	16	—	—
Other investments:
Real estate funds(E)	158	21	24	107	6	219	22	26	164	7
Insurance contracts(F)	439	—	—	224	215	436	—	—	242	194
Investment funds(G)	96	—	—	—	96	77	—	—	—	77
Derivatives(H)	17	13	—	4	—	4	2	—	2	—
Total	1,532	900	398	(83)	317	1,544	801	412	53	278
(A)Equity securities are comprised of ordinary shares and investments in equity funds. Investments in ordinary shares are valued using quoted market prices multiplied by the number of shares owned. Investments in equity funds are valued at the net asset value per share, which is calculated predominantly based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.
(B)The fair values of the fixed income securities are determined based on quoted market prices in active markets. Bonds are held mainly in the currency of the geography of the plan.
(C)The unquoted amounts within this category relate to repurchase agreements (where the Scheme has sold government bonds with the agreement to repurchase at a fixed date and price). The commitment to repurchase the government bonds reduces the pension assets and is reflected at fair value based on the repurchase price. The assets sold are reported at their fair value, reflecting that the Scheme retains the risks and rewards of ownership of those assets. The asset portfolio of the GB Scheme was refined during 2022 by entering into repurchase agreement of government bonds in order to better match the Scheme liability and to offset the exposure to interests and inflation rates, while remaining invested in the assets of similar risk profile.
(D)Cash and other short-term investments are valued at €1.00/unit, which approximates fair value. Amounts are generally invested in cash or interest bearing accounts.
(E)The valuation of unquoted real estate funds is based on net assets value per share multiplied by the number of shares owned. For quoted real estate funds, the calculation is based on the underlying quoted investments market price, multiplied by the number of shares held as at the measurement date.
(F)Insurance contracts exactly match the amount and timing of certain benefits and therefore the fair value of these insurance policies is deemed to be the present value of the related obligations.
(G)Primarily includes investments in equity securities, fixed income securities and combinations of both. Fair values are sourced from broker quotes.
(H)The unquoted amounts within derivatives primarily relate to total return swaps, which represent the current value of future cash flows arising from the swap determined using discounted cash flow models and market data at the reporting date.